Summary of Significant Accounting Policies - Summary of Changes in Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012		Jun. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of changes in noncontrolling interest
Balance at beginning of period	$ 97,101	$ 95,590	[1]	$ 91,540	[1]	$ 87,000	[1]	$ 83,678						$ 83,678			$ 83,678			$ 83,678
Net income attributable to noncontrolling interest	9,932	1,511		4,050		4,540		3,322		3,527	3,592	3,639	3,419	7,862		7,058	11,912		10,650	13,423	14,177	12,670
Balance at end of period	$ 107,033	$ 97,101		$ 95,590	[1]	$ 91,540	[1]	$ 87,000	[1]	$ 83,678				$ 91,540	[1]		$ 95,590	[1]		$ 97,101	$ 83,678

[1]	Represents a previously identified immaterial error.